Stock Incentive Plan - Schedule of Restricted Stock Units (Detail)	9 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Beginning Balance	242,000
Granted	55,170
Forfeited/expired	(35,611)
Ending Balance	261,559